Carrying Value of Equity Investment in Rand Refinery Limited (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Closing balance	$ 237.5	$ 254.4
Rand Refinery Limited
Schedule of Equity Method Investments [Line Items]
Opening balance	23.7	12.9
Share of profit after taxation for continuing operations		0.7
Share of profit after taxation for discontinued operations	0.9	11.3
Spin-off of Sibanye Gold	(22.4)
Reclassification to unlisted investments	(2.5)
Translation	0.3	(1.2)
Closing balance		$ 23.7